Intangible Assets, Net - Schedule of Intangible Assets (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Less: accumulated amortization	$ 14,443	$ (924)
Intangible assets, net	1,428,566	2,772
Accounting Software [Member]
Intangible asset, gross	7,638	3,696
Bigdata Platform [Member]
Intangible asset, gross	$ 1,435,371